Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.20%
Innovator U.S. Equity Power Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator U.S. Equity Power Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.29 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Power Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $720.70 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.30%)